Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital Surplus	(Accumulated Deficit) Retained Earnings	AOCI of Continuing Operations
Balance at Dec. 31, 2009	$ 660,303	$ 448	$ 809,984	$ (133,270)	$ (16,859)
Balance (Shares) at Dec. 31, 2009		44,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	74,654	0	0	57,355	17,299
Modification of LTIP awards	(6,363)	0	(6,363)	0	0
Stock-based compensation (Shares)		480
Stock-based compensation	14,033	5	14,028	0	0
Shares withheld for taxes	(2,639)	0	(2,639)	0	0
Balance at Dec. 31, 2010	739,988	453	815,010	(75,915)	440
Balance (Shares) at Dec. 31, 2010		45,298
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	48,086	0	0	56,836	(8,750)
Stock-based compensation (Shares)		480
Stock-based compensation	13,716	5	13,711	0	0
Shares withheld for taxes	(1,720)	0	(1,720)	0	0
Balance at Dec. 31, 2011	800,070	458	827,001	(19,079)	(8,310)
Balance (Shares) at Dec. 31, 2011		45,778
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	(437,232)	0	0	(405,017)	(32,215)
Stock-based compensation (Shares)		539
Stock-based compensation	8,777	5	8,772	0	0
Shares withheld for taxes	(1,213)	0	(1,213)	0	0
Balance at Dec. 31, 2012	$ 370,402	$ 463	$ 834,560	$ (424,096)	$ (40,525)
Balance (Shares) at Dec. 31, 2012		46,317